Intangible Assets, net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets, net
Less: Accumulated amortization and impairment	¥ (77,937)	$ (10,677)	¥ (71,576)
Total intangible assets, net	57,985	7,944	82,818
Customer relationships
Intangible Assets, net
Intangible assets	132,443	18,145	150,977
Purchased software
Intangible Assets, net
Intangible assets	579	79	517
Technology
Intangible Assets, net
Intangible assets	¥ 2,900	$ 397	¥ 2,900